Accounts Receivable, Net (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Accounts Receivable, Net [Abstract]
Allowance for credit loss		$ 113,854	$ 196,717